General Information (Tables)	12 Months Ended
Dec. 31, 2020
General Information [Abstract]
Schedule of Major Shareholders and their Respective Percentage of Ownership	The Parent Company’s major shareholders and their respective percentage of ownership as of December 31, 2020 are as follows:
	Number of shares	Ownership (%)
GungHo Online Entertainment, Inc.	4,121,737	59.31
Others	2,827,163	40.69
	6,948,900	100.00

Schedule of Consolidated Subsidiaries

Details of the consolidated subsidiaries as of December 31, 2020 and 2019 are as follows:

		Percentage of ownership (%)
Subsidiary	Location	2020	2019	Fiscal year end	Main business
Gravity Interactive, Inc.	U.S.A.	100.00	100.00	December	Online and mobile game services
Gravity NeoCyon, Inc. (*1) (Formerly, NeoCyon, Inc.)	Korea	99.53	99.24	December	Mobile game development and service
Gravity Communications Co., Ltd.	Taiwan	100.00	100.00	December	Online and mobile game services
Gravity Entertainment Corporation (*2)	Japan	—	100.00	December	Animation production, distribution, and game services
PT Gravity Game Link	Indonesia	70.00	70.00	December	Online and mobile game services
Gravity Game Tech Co., Ltd.	Thailand	100.00	100.00	December	Online and mobile game services
Gravity Game Arise Co., Ltd.	Japan	100.00	100.00	December	Online and mobile game services

(*1) During the year ended December 31, 2020, the Parent Company participated in paid-in capital increase of Gravity NeoCyon, Inc., which resulted in the increase of ownership interest of the Parent Company.

(*2) Gravity Entertainment Corporation was liquidated during 2020.

Schedule of Consolidated Financial Information Subsidiaries

Details of the condensed financial information of subsidiaries as of December 31, 2020 and 2019 are as follows:

	2020
Subsidiaries		Total assets(*1)		Total liabilities(*1)		Revenue(*1)		Profit(loss) For the period(*1)
	(In millions of Korean won)
Gravity Interactive, Inc.	~~W~~	31,849	~~W~~	23,405	~~W~~	123,055	~~W~~	1,138
Gravity Entertainment Corporation (*2)		—		—		—		8
Gravity NeoCyon, Inc. (Formerly, NeoCyon, Inc.)		11,069		7,422		26,368		(1,754)
Gravity Communications Co., Ltd.		33,717		10,070		41,677		12,281
PT Gravity Game Link		2,185		664		4,881		(315)
Gravity Game Tech Co., Ltd.		21,093		6,315		39,147		13,989
Gravity Game Arise Co., Ltd.		2,637		2,066		2,483		82

(*1)	Amount before offsetting the related party transactions.
(*2)	Gravity Entertainment Corporation was liquidated during 2020.

	2019
Subsidiaries		Total assets(*)		Total liabilities(*)		Revenue(*)		Profit(loss) For the period(*)
	(In millions of Korean won)
Gravity Interactive, Inc.	~~W~~	39,296	~~W~~	29,112	~~W~~	230,029	~~W~~	12,804
Gravity Entertainment Corporation		44		52		263		(443)
Gravity NeoCyon, Inc. (Formerly, NeoCyon, Inc.)		9,145		6,728		25,347		(982)
Gravity Communications Co., Ltd.		19,964		8,227		21,811		5,637
PT Gravity Game Link		960		202		745		(437)
Gravity Game Tech Co., Ltd.		4,008		2,624		2,295		(1,973)
Gravity Game Arise Co., Ltd.		1,841		1,343		771		(35)

(*)	Amount before offsetting the related party transactions.